SHARE-BASED COMPENSATION (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock options outstanding, beginning	6,260	1,543
Stock options granted	1,630	5,315
Stock options exercised	0	0
Stock options cancelled	(251)	(598)
Stock options outstanding, ending	7,639	6,260
Stock options exercisable	924	739
Stock options vested and expected to vest	7,639	6,260
Weighted-average exercise price outstanding, beginning	$ 0.97	$ 2.53
Weighted-average exercise price granted	1.44	0.62
Weighted-average exercise price exercised	.00	0.00
Weighted-average exercise price cancelled	1.76	1.67
Weighted-average exercise price outstanding, ending	.95	0.97
Weighted-average exercise price exercisable	2.01	2.10
Weighted-average exercise price vested and expected to vest	$ .95	$ 0.97
Weighted-average remaining contactual life outstanding	4 years 8 months 12 days	4 years 8 months 12 days
Weighted-average remaining contactual life exercisable	3 years 3 months 18 days	3 years 2 months 12 days
Weighted-average remaining contactual life vested and expected to vest	4 years 8 months 12 days	4 years 8 months 12 days
Aggregate intrinsic value outstanding		$ 3,162
Aggregate intrinsic value exercisable	$ 142	25
Aggregate intrinsic value vested and expected to vest	$ 4,276	$ 3,162